STOCK-BASED COMPENSATION (Details - Options by exercise price) - $ / shares	9 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Equity Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	2,817,500	2,578,200
Weighted average contractual life	7 years 4 months 6 days
Weighted average exercise price	$ 1.35	$ 1.13
Exercisable number of shares	1,856,854
Exercisable weighted average exercise price	$ 1.10
Option 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	60,000
Weighted average contractual life	4 years
Weighted average exercise price	$ 0.48
Exercisable number of shares	60,000
Exercisable weighted average exercise price	$ 0.48
Option 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	80,000
Weighted average contractual life	4 years 2 months 19 days
Weighted average exercise price	$ 0.50
Exercisable number of shares	80,000
Exercisable weighted average exercise price	$ 0.50
Option 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	15,000
Weighted average contractual life	6 years 3 days
Weighted average exercise price	$ 0.55
Exercisable number of shares	15,000
Exercisable weighted average exercise price	$ 0.55
Option 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	100,000
Weighted average contractual life	6 years 4 months 6 days
Weighted average exercise price	$ 0.70
Exercisable number of shares	100,000
Exercisable weighted average exercise price	$ 0.70
Option 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	670,000
Weighted average contractual life	4 years 9 months 21 days
Weighted average exercise price	$ 0.73
Exercisable number of shares	670,000
Exercisable weighted average exercise price	$ 0.73
Option 6 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	6,000
Weighted average contractual life	9 months 3 days
Weighted average exercise price	$ 0.85
Exercisable number of shares	6,000
Exercisable weighted average exercise price	$ 0.85
Option 7 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	36,000
Weighted average contractual life	2 years 2 months 8 days
Weighted average exercise price	$ 0.90
Exercisable number of shares	36,000
Exercisable weighted average exercise price	$ 0.90
Option 8 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	45,000
Weighted average contractual life	7 years 11 months 19 days
Weighted average exercise price	$ 1.25
Exercisable number of shares	30,000
Exercisable weighted average exercise price	$ 1.25
Option 9 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	441,000
Weighted average contractual life	7 years 2 months 12 days
Weighted average exercise price	$ 1.30
Exercisable number of shares	291,520
Exercisable weighted average exercise price	$ 1.30
Option 10 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	70,000
Weighted average contractual life	8 years 7 months 20 days
Weighted average exercise price	$ 1.40
Exercisable number of shares	70,000
Exercisable weighted average exercise price	$ 1.40
Option 11 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	100,000
Weighted average contractual life	7 years 5 months 12 days
Weighted average exercise price	$ 1.42
Exercisable number of shares	66,667
Exercisable weighted average exercise price	$ 1.42
Option 12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	5,000
Weighted average contractual life	8 years 11 months 8 days
Weighted average exercise price	$ 1.45
Exercisable number of shares	1,667
Exercisable weighted average exercise price	$ 1.45
Option 13 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	70,000
Weighted average contractual life	7 years 8 months 8 days
Weighted average exercise price	$ 1.50
Exercisable number of shares	70,000
Exercisable weighted average exercise price	$ 1.50
Option 14 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	540,000
Weighted average contractual life	9 years 2 months 4 days
Weighted average exercise price	$ 1.68
Exercisable number of shares	270,000
Exercisable weighted average exercise price	$ 1.68
Option 15 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	140,000
Weighted average contractual life	9 years 4 months 9 days
Weighted average exercise price	$ 2.00
Exercisable number of shares	0
Exercisable weighted average exercise price	$ 0
Option 16 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	249,500
Weighted average contractual life	9 years 10 months 9 days
Weighted average exercise price	$ 2.09
Exercisable number of shares	0
Exercisable weighted average exercise price	$ 0
Option 17 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares outstanding	190,000
Weighted average contractual life	9 years 7 months 20 days
Weighted average exercise price	$ 2.26
Exercisable number of shares	90,000
Exercisable weighted average exercise price	$ 2.26